Consolidated Statements of Preferred Stock and Stockholders' Deficit (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2012
Issuance of Series A-1 preferred stock, net of offering costs		$ 343
Public offering of common stock, offering costs	$ 3,011
Initial Public Offering [Member]
Public offering of common stock, offering costs	$ 6,342